Significant Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Statement [Line Items]
Key Management Personnel Compensation
c.	Key management personnel compensation

	For the years ended December 31,
	2019	2020	2021
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Short-term employee benefits	$271,135	$435,251	$562,117
Post-employment benefits	2,406	2,458	2,322
Termination benefits	3,415	283	—
Share-based payment	62,203	365,666	1,035,401
Others	578	571	578

Total	$339,737	$804,229	$1,600,418

Subsidiaries [member]
Statement [Line Items]
Significant Transactions Between the Company and Related Parties
For the year ended December 31, 2019

Entity	Counterparty	Transactions (Note A)
		Account	Amount		Terms (Note B)

			NT$
			(In Thousands)
UMC	UMC-USA	Sales	$47,736,335		Net 60 days
UMC	UMC-USA	Accounts receivable	5,937,706		—
UMC	UMC GROUP JAPAN	Sales	3,933,964		Net 60 days
UMC	UMC GROUP JAPAN	Accounts receivable	608,622		—
UMC	USCXM	Sales	1,209,310 (Note C	)	Net 30 days
UMC	USCXM	Accounts receivable	31,334		—
UMC	USCXM	Loan receivable	1,201,200		—
USCXM	UMC-USA	Sales	745,226		Net 60 days
USCXM	UMC-USA	Accounts receivable	33,242		—
HJ	UMC-USA	Sales	152,012		Net 60 days
HJ	UMC-USA	Accounts receivable	21,138		—
HJ	UMC GROUP JAPAN	Sales	250,736		Net 60 days
HJ	UMC GROUP JAPAN	Accounts receivable	51,150		—

For the year ended December 31, 2020

Entity	Counterparty	Transactions (Note A)
		Account	Amount		Terms (Note B)

			NT$
			(In Thousands)
UMC	UMC-USA	Sales	$49,357,981		Net 60 days
UMC	UMC-USA	Accounts receivable	5,388,172		—
UMC	UMC GROUP JAPAN	Sales	1,220,419		Net 60 days
UMC	USCXM	Sales	1,183,180 (Note C	)	Net 30 days
UMC	USCXM	Accounts receivable	24,831		—
USCXM	UMC-USA	Sales	970,358		Net 60 days
USCXM	UMC-USA	Accounts receivable	250,092		—
HJ	UMC-USA	Sales	137,860		Net 60 days
HJ	UMC-USA	Accounts receivable	33,069		—
HJ	UMC GROUP JAPAN	Sales	106,077		Net 60 days
USJC	UMC-USA	Sales	1,395,094		Net 60 days
USJC	UMC-USA	Accounts receivable	456,860		—
For the year ended December 31, 2021

Entity	Counterparty	Transactions (Note D)
		Account	Amount		Terms (Note B)

			NT$
			(In Thousands)
UMC	UMC-USA	Sales	$48,440,369		Net 60 days
UMC	UMC-USA	Accounts receivable	6,286,428		—
UMC	USCXM	Sales	1,222,320 (Note C	)	Net 30 days
UMC	USCXM	Accounts receivable	29,012		—
UMC	UDS	Sales	178,331		Net 30 days
UMC	UDS	Accounts receivable	18,818		—
USJC	UMC-USA	Sales	2,917,993		Net 60 days
USJC	UMC-USA	Accounts receivable	428,363		—
USCXM	UMC-USA	Sales	1,444,736		Net 60 days
USCXM	UMC-USA	Accounts receivable	221,375		—
WAVETEK	UMC-USA	Sales	545,785		Net 60 days
WAVETEK	UMC-USA	Accounts receivable	126,580		—
WAVETEK	UMC	Sales	110,620		Month-end 30 days
HJ	UMC-USA	Sales	366,968		Net 60 days
HJ	UMC-USA	Accounts receivable	60,147		—
Note A:	The significant intercompany transactions listed above include downstream transactions.

Note B:	The sales price to the above related parties was determined through mutual agreement in reference to market conditions.

Note C:	UMC authorized technology licenses to its subsidiary, USCXM, in the amount of US$0.35 billion, which was recognized as deferred revenue to be realized over time.

Note D:	The significant intercompany transactions listed above include downstream and upstream transactions.

Other related parties [member]
Statement [Line Items]
Significant Transactions Between the Company and Related Parties
b.	Significant transactions between the Company and other related parties were as follows:

(i)	Name and Relationship of Related Parties

Name of related parties	Relationship with the Company
FARADAY TECHNOLOGY CORP. and its Subsidiaries	Associate
HSUN CHIEH INVESTMENT CO., LTD.	Associate
HSUN CHIEH CAPITAL CORP.	Associate
TRIKNIGHT CAPITAL CORPORATION	Associate
UNIMICRON TECHNOLOGY CORP.	Associate
SILICON INTEGRATED SYSTEMS CORP.	The Company’s director
PHOTRONICS DNP MASK CORPORATION	Other related parties
UNITEDVISION SEMICONDUCTOR CO., LTD.	Other related parties
UPI SEMICONDUCTOR CORP.	Other related parties
UNISTARS CORPORATION	Other related parties

(ii)	Operating revenues

	For the years ended December 31,
	2019	2020	2021
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)

Associates	$1,532,339	$2,085,425	$2,778,544
Others	45,523	26,856	38,797

Total	$1,577,862	$2,112,281	$2,817,341

(iii)	Accounts receivable, net

	As of December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)

Associates	$172,808	$555,064
Others	6,110	11,274

Total	$178,918	$566,338

The sales price to the above related parties was determined through mutual agreement in reference to market conditions. The collection periods for domestic sales to related parties were month-end
30-60 days, while the collection periods for overseas sales were month-end or net 30-60 days.
(iv)	Refund liabilities (classified under other current liabilities)

	As of December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)

Associates	$1,186	$1,841
Others	36	27

Total	$1,222	$1,868

(v)	Significant asset transactions
Acquisition of financial assets at fair value through profit or loss, noncurrent

			For the year ended December 31, 2019
	Trading Volume (In thousands of shares)	Transaction underlying	Purchase price
			NT$
			(In Thousands)

Associates	500	Stock of MATERIALS ANALYSIS TECHNOLOGY INC.	$32,923
Associates	1,900	Stock of GEAR RADIO LTD.	37,211

Total			$70,134

			For the year ended December 31, 2020
	Trading Volume (In thousands of shares)	Transaction underlying	Purchase price
			NT$
			(In Thousands)

Associates	1,000	Stock of WELLYSUN INC.	$25,000

			For the year ended December 31, 2021
	Trading Volume (In thousands of shares)	Transaction underlying	Purchase price
			NT$
			(In Thousands)

Associates	82	Stock of ARTERY TECHNOLOGY CORPORATION	$13,929

Acquisition of investments accounted for under the equity method

			For the year ended December 31, 2019
	Trading Volume (In thousands of shares)	Transaction underlying	Purchase price
			NT$
			(In Thousands)

Associates	72,000	Stock	$720,000

For the years ended December 31, 2020 and 2021: None.
Acquisition of intangible assets

	Purchase price
	For the years ended December 31,
	2019	2020	2021
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Associates	$339,463	$335,425	$181,254

(vi) Others

Mask expenditure
	For the years ended December 31,
	2019	2020	2021
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Others	$2,346,263	$1,811,827	$1,861,438

Other payables of mask expenditure

	As of December 31,
	2019	2020	2021
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)

Others	$683,892	$532,810	$560,042